Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Retirement Income Portfolio Series
Entity Central Index Key	0001640102
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds Retirement Income Portfolio - Conservative - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class A
Trading Symbol	NAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 17.49% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge) 2	10.70%	3.24% )	4.25%
American Funds Retirement Income Portfolio — Conservative — Class A (without sales charge) 2	17.49%	4.47% )	4.92%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class C
Trading Symbol	NGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 16.70% for the year ended October 31, 2024. That result compares with a 16.54% gain for the
S&P
Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to
intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge) 2	15.70%	3.74% )	4.29%
American Funds Retirement Income Portfolio — Conservative — Class C (without sales charge) 2	16.70%	3.74% )	4.29%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class T
Trading Symbol	TFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 17.80% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge) 2	14.83%	4.23% )	4.67%
American Funds Retirement Income Portfolio — Conservative — Class T (without sales charge) 2	17.80%	4.76% )	5.02%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-1
Trading Symbol	FAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.50% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-1 2	17.50%	4.44% )	4.90%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-2
Trading Symbol	FDFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.78% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-2 2	17.78%	4.69% )	5.16%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class F-3
Trading Symbol	FICWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.91% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-3 2	17.91%	4.80% )	5.14%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-1
Trading Symbol	RARPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.69% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-1 2	16.69%	3.72% )	4.21%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2
Trading Symbol	RDRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.66% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-2 2	16.66%	3.79% )	4.33%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-2E
Trading Symbol	RGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.99% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-2E 2	16.99%	4.15% )	4.81%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-3
Trading Symbol	RJRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.17% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-3 2	17.17%	4.15% )	4.63%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-4
Trading Symbol	RMRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.54% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities
lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-4 2	17.54%	4.44% )	4.90%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5E
Trading Symbol	RROPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.74% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5E 2	17.74%	4.68% )	5.05%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
E
ffective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	E
ffective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.

Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-5
Trading Symbol	RQRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.93% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5 2	17.93%	4.75% )	5.17%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Conservative - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Conservative
Class Name	Class R-6
Trading Symbol	RTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.89% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. Core bond exposure was a large absolute fixed-income contributor.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, exposure to intermediate bonds contributed less than other areas of fixed income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-6 2	17.89%	4.79% )	5.23%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,219,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,219%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class A
Trading Symbol	NBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.94% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge) 2	14.01%	4.76% )	5.52%
American Funds Retirement Income Portfolio — Moderate — Class A (without sales charge) 2	20.94%	6.01% )	6.20%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class C
Trading Symbol	NBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class C shares gained 20.15% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge) 2	19.15%	5.25% )	5.55%
American Funds Retirement Income Portfolio — Moderate — Class C (without sales charge) 2	20.15%	5.25% )	5.55%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class T
Trading Symbol	TAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 21.28% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge) 2	18.23%	5.76% )	5.90%
American Funds Retirement Income Portfolio — Moderate — Class T (without sales charge) 2	21.28%	6.31% )	6.26%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-1
Trading Symbol	FBFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.85% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-1 2	20.85%	5.96% )	6.16%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-2
Trading Symbol	FHFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.13% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-2 2	21.13%	6.22% )	6.43%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class F-3
Trading Symbol	FIMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.37% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-3 2	21.37%	6.32% )	6.38%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-1
Trading Symbol	RBRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.05% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-1 2	20.05%	5.20% )	5.46%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2
Trading Symbol	RERPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ mu tual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.32% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-2 2	20.32%	5.43% )	5.69%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shar eh older would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-2E
Trading Symbol	RHRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.45% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-2E 2	20.45%	5.62% )	6.03%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-3
Trading Symbol	RKRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.65% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-3 2	20.65%	5.76% )	6.00%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Material Change Date	Nov. 01, 2023
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-3 shares increased from 0.49% to 0.55% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-3 shares increased from 0.49% to 0.55% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s
next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds Retirement Income Portfolio - Moderate - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-4
Trading Symbol	RNRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.00% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-4 2	21.00%	6.00% )	6.21%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5E
Trading Symbol	RRPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.10% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5E 2	21.10%	6.23% )	6.30%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-5
Trading Symbol	RRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.23% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5 2	21.23%	6.25% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Moderate - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Moderate
Class Name	Class R-6
Trading Symbol	RURPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.22% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international equity also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bonds via multi-sector exposure were the largest absolute fixed-income contributor, driven by robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-6 2	21.22%	6.31% )	6.50%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,487,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,487%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class A
Trading Symbol	NDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 24.24% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong
absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge) 2	17.14%	6.11% )	6.69%
American Funds Retirement Income Portfolio — Enhanced — Class A (without sales charge) 2	24.24%	7.38% )	7.38%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class A shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund st at istics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class C
Trading Symbol	NDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 23.41% for the year ended October 31, 2024.
That
result
compares
with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge) 2	22.41%	6.62% )	6.72%
American Funds Retirement Income Portfolio — Enhanced — Class C (without sales charge) 2	23.41%	6.62% )	6.72%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in million s)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class T
Trading Symbol	TAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 24.56% for the year ended October 31, 2024. That result compares with a 16.54% gain for the
S&P Target Date Retirement Income Index.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge) 2	21.41%	7.14% )	7.04%
American Funds Retirement Income Portfolio — Enhanced — Class T (without sales charge) 2	24.56%	7.69% )	7.40%
S&P 500 Index 3	38.02%	15.27% )	14.36%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key f u nd statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-1
Trading Symbol	FCFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.10% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-1 2	24.10%	7.31% )	7.33%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-2
Trading Symbol	FGFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.51% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-2 2	24.51%	7.60% )	7.61%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class F-3
Trading Symbol	FIEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.56% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-3 2	24.56%	7.69% )	7.53%
S&P 500 Index 3	38.02%	15.27% )	14.43%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.62%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-1
Trading Symbol	RCRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were th e f und costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.32% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
a
nnual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-1 2	23.32%	6.64% )	6.79%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder w ould pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2
Trading Symbol	RFRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.52% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-2 2	23.52%	6.81% )	6.83%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-2E
Trading Symbol	RIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund cost s for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.62% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-2E 2	23.62%	6.89% )	7.13%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-3
Trading Symbol	RLRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for t he p eriod from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.86% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-3 2	23.86%	7.12% )	7.11%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds® Retirement Income Portfolio - Enhanced -Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-4
Trading Symbol	RPRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What we re the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.41% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ota
l returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-4 2	24.41%	7.47% )	7.45%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a sh ar eholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5E
Trading Symbol	RRQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.41% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5E 2	24.41%	7.55% )	7.40%
S&P 500 Index 3	38.02%	15.27% )	13.90%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.56%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio - Enhanced - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-5
Trading Symbol	RXRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.53% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5 2	24.53%	7.67% )	7.62%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Retirement Income Portfolio — Enhanced
Class Name	Class R-6
Trading Symbol	RVRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 16.54% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Equity markets climbed as the U.S. economy appeared to avoid a downturn and inflation eased. U.S. equities led, though international stocks also posted strong gains. U.S. bond markets rallied as the U.S. Federal Reserve cut interest rates in September for the first time since 2020.
Significant exposure to equity-income funds helped on an absolute basis. High-income bond funds were strong absolute fixed-income contributors, given robust gains for high-yield bonds.
Global exposure among balanced funds contributed less than the U.S. as international equities lagged. In fixed income, inflation-linked bond exposure contributed less than in other areas of fixed income as inflation cooled.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-6 2	24.60%	7.71% )	7.69%
S&P 500 Index 3	38.02%	15.27% )	14.21%
S&P Target Date Retirement Income Index 3	16.54%	4.05% )	4.57%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on August 28, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	The li ne chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date Retirement Income Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment allocations and objectives. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,772,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,772%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.